SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment
Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives.  Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware and software	3 - 6
Leasehold improvements	Over the shorter of the lease term or the useful life of the improvements

Asset Retirement Obligations Included in Other Liabilities
The following table presents an analysis related to our asset retirement obligations which are included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Asset retirement obligations, January 1	$8	$13
Liabilities assumed	9	—
Adjustment to existing liabilities	—	(3)
Asset retirement obligations	17	10
Less: Current portion	(2)	(1)
Non-current portion of asset retirement obligations, March 31	$15	$9

The following table presents an analysis related to our asset retirement obligations included in Other liabilities and Accrued liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2014	2013
Asset retirement obligations, January 1	$13,194	$11,854
Adjustment to existing liabilities	(3,733)	(190)
Liabilities related to assets held for sale	(1,914)	—
Accretion expense	683	887
Settlement of existing liabilities	(262)	(903)
Liabilities incurred	—	1,546
Asset retirement obligations	7,968	13,194
Less: Current portion	(453)	(486)
Non-current portion of asset retirement obligations, December 31	$7,515	$12,708

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in Accumulated other comprehensive income (loss) by balance type for the years ended December 31, 2014 and 2013:

(Dollars in thousands)	Losses on Derivative Financial Instruments	Defined Benefit Pension Items	Total
Accumulated other comprehensive loss as of December 31, 2012	$(335)	$(24,938)	$(25,273)
Amounts reclassified from Accumulated other comprehensive income to Cost of products sold	335	2,282	2,617
Pension liability adjustment	—	11,221	11,221
Net decrease in other comprehensive loss	335	13,503	13,838
Accumulated other comprehensive loss as of December 31, 2013	—	(11,435)	(11,435)
Amounts reclassified from Accumulated other comprehensive income to Cost of products sold	—	1,363	1,363
Pension liability adjustment	—	(17,045)	(17,045)
Net decrease in other comprehensive loss	—	(15,682)	(15,682)
Accumulated other comprehensive loss as of December 31, 2014	$—	$(27,117)	$(27,117)